Concentrations (Details) - Customer	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Concentrations (Textual)
Major customer definition as per company standards	A major customer is defined as a customer that represents 10% or greater of total sales.	A major customer is defined as a customer that represents 10% or greater of total sales.
Number of customers	2		2
One major customer [Member]
Concentrations (Textual)
Percentage of concentration risk	62.00%	65.00%
Two customers [Member] | Accounts receivable [Member]
Concentrations (Textual)
Percentage of concentration risk	46.00%		32.00%